Deconsolidation of Ding Xin (Details) - Schedule of Controlling Financial Interest in Subsidiary or Group of Assets	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Controlling Financial Interest in Subsidiary or Group of Assets [Abstract]
Consideration	$ 15,326
Less: carrying amount of Ding Xin’s net assets	1,782,340
Loss from deconsolidation	(1,767,014)
Other comprehensive loss	(190,396)
Non-controlling interest	4,162
Net loss from deconsolidation of subsidiaries	$ (1,953,248)